Derivative financial instruments - Cash flow hedge - Narrative (Details) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Derivative financial instruments
Net gain (loss) on cash flow hedge | £	[1]	£ (6)	£ 13	£ (5)
Cash flow hedge
Derivative financial instruments
Hedge ratio		1
Gain or (loss) due to ineffectiveness | £		£ 21	(1)
Net gain (loss) on cash flow hedge | £		(6)	13
Gain in hedge reserves related to continuing hedges | £		3	9
Gain in hedge reserves related to discontinued hedges | £		£ 0	£ 0
€400m bond maturing in 2024 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					€ 400	€ 340
Principal amount					400
€500m bond maturing in 2026 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					500	179
Principal amount					500
€850m bond maturing in 2027 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					421	0
Principal amount					850
€600m bond maturing in 2028 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					600	€ 175
Principal amount					€ 600

[1]	£6m net loss (2021: £13m net gain; 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.